Subsequent events	12 Months Ended
Mar. 31, 2018
Subsequent events
Subsequent events

25Subsequent events

On June 26, 2018, the Company’s Board of Directors declared a dividend of US$0.08 per ordinary share of the Company, to be paid in cash or in scrip at the election of the shareholder. The dividend will be payable on August 20, 2018 (but no later than August 24, 2018) to shareholders of record as of July 30, 2018.